Description of Business and Organization - Summary of Revised Valuation of Consolidated Balance Sheet (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in Accounting Estimate [Line Items]
Reduction in term debt due to retrospective application of amendment	$ 150.1	$ 43.0
Inventories and Other Current Assets [Member]
Change in Accounting Estimate [Line Items]
Reduction in term debt due to retrospective application of amendment	20.5	9.1
Other Assets, Net [Member]
Change in Accounting Estimate [Line Items]
Reduction in term debt due to retrospective application of amendment	$ 129.6	$ 33.9